Non-Current Assets - Plant and Equipment - Disclosure of Non-Current Assets - Plant and Equipment (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	$ 26,449	$ 24,202
Exchange differences	566	978
Additions	41,434	11,893
Disposals	0	0
Depreciation charge	(15,499)	(10,624)
Closing net book amount	52,950	26,449
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	11,273	11,240
Exchange differences	353	638
Additions	17,027	1,312
Disposals	0	0
Depreciation charge	(4,024)	(1,917)
Closing net book amount	24,629	11,273
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	14,833	11,752
Exchange differences	226	314
Additions	11,051	10,581
Disposals	0	0
Depreciation charge	(10,206)	(7,814)
Closing net book amount	15,904	14,833
Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	343	1,210
Exchange differences	(13)	26
Additions	13,356
Disposals	0	0
Depreciation charge	(1,269)	(893)
Closing net book amount	12,417	343
Cost or Fair Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	594,806	567,137
Closing net book amount	644,395	594,806
Cost or Fair Value [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	524,746	510,188
Closing net book amount	548,380	524,746
Cost or Fair Value [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	61,585	48,919
Closing net book amount	73,966	61,585
Cost or Fair Value [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	8,475	8,030
Closing net book amount	22,049	8,475
Accumulated Amortization and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(568,357)	(542,935)
Closing net book amount	(591,445)	(568,357)
Accumulated Amortization and Impairment [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(513,473)	(498,948)
Closing net book amount	(523,751)	(513,473)
Accumulated Amortization and Impairment [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(46,752)	(37,167)
Closing net book amount	(58,062)	(46,752)
Accumulated Amortization and Impairment [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(8,132)	(6,820)
Closing net book amount	$ (9,632)	$ (8,132)